Business Segments (Financial Information by Business Segment) (Detail) - JPY (¥) ¥ in Millions	6 Months Ended
	Sep. 30, 2025	Sep. 30, 2024
Business segment information
Net revenue:	¥ 2,954,900	¥ 2,903,600
Net interest income	1,701,936	1,490,149
Operating expenses	1,680,100	1,609,100
Operating profit (loss)	1,274,800	1,294,500
Fixed assets:	1,409,500	1,365,200
Increase in fixed assets	122,200	97,900
Depreciation	87,800	90,200
BK and TB
Business segment information
Net revenue:	1,670,000	1,563,000
Net interest income	924,200	905,200
Net fees	507,600	434,300
Other	238,200	223,500
Other than BK and TB
Business segment information
Net revenue:	1,284,900	1,340,600
Operating segments | Customer Business
Business segment information
Net revenue:	2,616,300	2,551,100
Operating expenses	1,469,500	1,415,700
Operating profit (loss)	1,146,800	1,135,400
Fixed assets:	838,800	777,200
Increase in fixed assets	98,100	75,200
Depreciation	71,700	68,300
Operating segments | BK and TB | Customer Business
Business segment information
Net revenue:	1,472,600	1,294,400
Net interest income	867,000	764,500
Net fees	529,100	462,200
Other	76,500	67,700
Operating segments | Other than BK and TB | Customer Business
Business segment information
Net revenue:	1,143,700	1,256,700
Operating segments | Retail & Digital Business Group | Customer Business
Business segment information
Net revenue:	515,900	456,000
Operating expenses	378,200	326,500
Operating profit (loss)	137,700	129,500
Fixed assets:	289,600	250,700
Increase in fixed assets	39,700	22,500
Depreciation	19,100	15,900
Operating segments | Retail & Digital Business Group | BK and TB | Customer Business
Business segment information
Net revenue:	220,400	190,300
Net interest income	175,200	149,300
Net fees	43,100	39,000
Other	2,100	2,000
Operating segments | Retail & Digital Business Group | Other than BK and TB | Customer Business
Business segment information
Net revenue:	295,500	265,700
Operating segments | Commercial Banking & Wealth Management Business Group | Customer Business
Business segment information
Net revenue:	399,500	339,100
Operating expenses	223,300	210,600
Operating profit (loss)	176,200	128,500
Fixed assets:	194,800	179,700
Increase in fixed assets	20,600	17,300
Depreciation	12,100	10,200
Operating segments | Commercial Banking & Wealth Management Business Group | BK and TB | Customer Business
Business segment information
Net revenue:	289,000	227,700
Net interest income	176,500	123,500
Net fees	96,200	86,700
Other	16,300	17,500
Operating segments | Commercial Banking & Wealth Management Business Group | Other than BK and TB | Customer Business
Business segment information
Net revenue:	110,500	111,400
Operating segments | Japanese Corporate & Investment Banking Business Group | Customer Business
Business segment information
Net revenue:	523,900	502,800
Operating expenses	199,500	189,000
Operating profit (loss)	324,400	313,800
Fixed assets:	171,500	165,500
Increase in fixed assets	21,300	20,500
Depreciation	19,400	20,400
Operating segments | Japanese Corporate & Investment Banking Business Group | BK and TB | Customer Business
Business segment information
Net revenue:	432,500	406,200
Net interest income	263,500	253,000
Net fees	134,200	119,800
Other	34,800	33,400
Operating segments | Japanese Corporate & Investment Banking Business Group | Other than BK and TB | Customer Business
Business segment information
Net revenue:	91,400	96,600
Operating segments | Global Commercial Banking Business Group | Customer Business
Business segment information
Net revenue:	413,000	577,300
Operating expenses	231,500	302,300
Operating profit (loss)	181,500	275,000
Fixed assets:	2,300	1,800
Increase in fixed assets	500	300
Depreciation	200	100
Operating segments | Global Commercial Banking Business Group | BK and TB | Customer Business
Business segment information
Net revenue:	22,700	19,800
Net interest income	22,700	19,800
Net fees	0	0
Other	0	0
Operating segments | Global Commercial Banking Business Group | Other than BK and TB | Customer Business
Business segment information
Net revenue:	390,300	557,500
Operating segments | Asset Management & Investor Services Business Group | Customer Business
Business segment information
Net revenue:	284,200	244,400
Operating expenses	206,000	175,500
Operating profit (loss)	78,200	68,900
Fixed assets:	23,200	21,300
Increase in fixed assets	3,700	4,000
Depreciation	3,700	3,900
Operating segments | Asset Management & Investor Services Business Group | BK and TB | Customer Business
Business segment information
Net revenue:	75,900	67,700
Net interest income	18,800	12,600
Net fees	57,100	55,000
Other	0	100
Operating segments | Asset Management & Investor Services Business Group | Other than BK and TB | Customer Business
Business segment information
Net revenue:	208,300	176,700
Operating segments | Global Corporate & Investment Banking Business Group | Customer Business
Business segment information
Net revenue:	479,800	431,500
Operating expenses	231,000	211,800
Operating profit (loss)	248,800	219,700
Fixed assets:	157,400	158,200
Increase in fixed assets	12,300	10,600
Depreciation	17,200	17,800
Operating segments | Global Corporate & Investment Banking Business Group | BK and TB | Customer Business
Business segment information
Net revenue:	432,100	382,700
Net interest income	210,300	206,300
Net fees	198,500	161,700
Other	23,300	14,700
Operating segments | Global Corporate & Investment Banking Business Group | Other than BK and TB | Customer Business
Business segment information
Net revenue:	47,700	48,800
Operating segments | Global Markets Business Group
Business segment information
Net revenue:	347,600	356,600
Operating expenses	160,700	158,800
Operating profit (loss)	186,900	197,800
Fixed assets:	87,700	95,300
Increase in fixed assets	14,100	10,700
Depreciation	11,500	15,400
Operating segments | Global Markets Business Group | BK and TB
Business segment information
Net revenue:	206,800	226,100
Net interest income	44,200	54,200
Net fees	(8,200)	(12,000)
Other	170,800	183,900
Operating segments | Global Markets Business Group | Other than BK and TB
Business segment information
Net revenue:	140,800	130,500
Other
Business segment information
Net revenue:	(9,000)	(4,100)
Operating expenses	49,900	34,600
Operating profit (loss)	(58,900)	(38,700)
Fixed assets:	483,000	492,700
Increase in fixed assets	10,000	12,000
Depreciation	4,600	6,500
Other | Subsidiaries
Business segment information
Fixed assets:	1,862,600	1,820,300
Other | BK and TB
Business segment information
Net revenue:	(9,400)	42,500
Net interest income	13,000	86,500
Net fees	(13,300)	(15,900)
Other	(9,100)	(28,100)
Other | Other than BK and TB
Business segment information
Net revenue:	¥ 400	¥ (46,600)